Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

June 5, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Nuveen Floating Rate Income Opportunity Fund
File Nos. 333-167242 and 811-21579

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify on behalf of Nuveen Floating Rate Income Opportunity Fund (the “Fund”) that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that included as part of Post-Effective Amendment No. 5 to the Fund’s Registration Statement on Form N-2, which was filed electronically with the SEC via EDGAR Accession No. 0001193125-12-255448 on May 31, 2012.

Please do not hesitate to contact me at (202) 739-5662 should you have any questions.

Very truly yours,

/s/ Thomas S. Harman
Thomas S. Harman